FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$14,509,693	$—	$—	$14,509,693
Corporate bonds	—	593,950,900	—	593,950,900
Preferred stock	5,629,831	1,068,167	—	6,697,998
Common stock - Marriott International, Inc.	1,953,929,059	—	—	1,953,929,059
Common stock - others	2,425,186,559	161,704	—	2,425,348,263
Foreign government debt securities	—	1,967,625	—	1,967,625
U.S. government debt securities	—	519,432,904	—	519,432,904
Mutual and registered investment funds	380,513,736	—	—	380,513,736
Total assets in the fair value hierarchy	4,779,768,878	1,116,581,300	—	5,896,350,178
Investments measured at net asset value (a)				6,701,837,103
Total investments at fair value				$12,598,187,281

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$18,472,459	$—	$—	$18,472,459
Corporate bonds	—	578,350,781	—	578,350,781
Preferred stock	5,588,806	906,374	—	6,495,180
Common stock - Marriott International, Inc.	1,983,658,937	—	—	1,983,658,937
Common stock - others	2,424,616,428	107,399	—	2,424,723,827
Foreign government debt securities	—	2,662,816	—	2,662,816
U.S. government debt securities	—	520,647,825	—	520,647,825
Mutual and registered investment funds	298,193,495	—	—	298,193,495
Total assets in the fair value hierarchy	4,730,530,125	1,102,675,195	—	5,833,205,320
Investments measured at net asset value (a)				5,717,533,349
Total investments at fair value				$11,550,738,669

(a)In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets available for Benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan. As of December 31, 2025 and 2024, there were no unfunded commitments.

	December 31, 2025	December 31, 2024	Redemption	Redemption
	Fair Value	Fair Value	Frequency (if currently eligible)	Notice Period
Arrowstreet International Equity EAFE CIT Class B	$158,557,476	$117,378,902	Daily	7 days
Axiom International Small Cap Trust 2	26,139,489	18,096,670	Daily	30 days
Fidelity Contrafund CP Class F	829,616,539	744,447,041	Daily	30 days
FIAM Emerging Markets Equity Small Cap Commingled	38,322,754	29,938,189	Daily	30 days
Fidelity Blue Chip Growth Fund	353,282,509	333,684,687	Daily	30 days
Northern Trust Collective S&P 500 Index Fund -DC	866,728,950	775,888,038	Daily	30 days
Northern Trust Collective S&P 400 Index Fund - DC	20,821,166	24,291,536	Daily	30 days
Northern Trust Collective Russell 2000 Index Fund	10,293,837	9,427,495	Daily	30 days
Northern Trust Collective Russell 1000 Index Fund - DC	19,279,841	20,072,185	Daily	31 days
Vanguard Target 2020	28,311,626	23,879,325	Daily	60 days
Vanguard Target 2025	767,219,826	742,454,137	Daily	60 days
Vanguard Target 2030	216,074,761	166,525,657	Daily	60 days
Vanguard Target 2035	1,092,162,283	917,745,784	Daily	60 days
Vanguard Target 2040	150,029,955	98,134,512	Daily	60 days
Vanguard Target 2045	962,645,641	789,589,923	Daily	60 days
Vanguard Target 2050	139,028,044	90,741,392	Daily	60 days
Vanguard Target 2055	504,690,716	382,484,586	Daily	60 days
Vanguard Target 2060	101,971,357	61,841,914	Daily	60 days
Vanguard Target 2065	88,693,892	52,733,203	Daily	60 days
Vanguard Target 2070	28,665,706	13,017,923	Daily	60 days
Vanguard Target Retirement Income	299,300,735	305,160,250	Daily	60 days
	$6,701,837,103	$5,717,533,349